GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 9.3%
Interactive Media & Services - 9.3%
Alphabet, Inc. - Class A	11,180	$2,380,334
Meta Platforms, Inc. - Class A	1,251	924,113
Total Communication Services		3,304,447

Consumer Discretionary - 5.5%
Broadline Retail - 3.3%
Amazon.com, Inc. (a)	5,042	1,154,618

Restaurants - 2.2%
Chipotle Mexican Grill, Inc. (a)	18,396	775,207
Total Consumer Discretionary		1,929,825

Consumer Staples - 2.1%
Soft Drinks & Non-alcoholic Beverages - 2.1%
Monster Beverage Corp. (a)	12,190	760,778

Financials - 35.3%(b)
Consumer Finance - 1.6%
American Express Co.	1,704	564,501

Financial Exchanges & Data - 9.9%
Moody's Corp.	2,138	1,089,867
MSCI, Inc.	2,920	1,657,742
S&P Global, Inc.	1,365	748,621
		3,496,230
Insurance Brokers - 7.6%
Arthur J Gallagher & Co.	3,904	1,181,936
Brown & Brown, Inc.	15,402	1,493,224
		2,675,160
Investment Banking & Brokerage - 2.0%
Charles Schwab Corp.	7,436	712,666

Multi-Sector Holdings - 4.1%
Berkshire Hathaway, Inc. - Class B (a)	2,887	1,452,103

Transaction & Payment Processing Services - 10.1%
Jack Henry & Associates, Inc.	4,199	685,529
Mastercard, Inc. - Class A	2,364	1,407,265
Visa, Inc. - Class A	4,170	1,466,923
		3,559,717
Total Financials		12,460,377

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Health Care - 5.9%
Health Care Equipment - 1.7%
Intuitive Surgical, Inc. (a)	1,277	$604,398

Managed Health Care - 1.5%
UnitedHealth Group, Inc.	1,696	525,539

Pharmaceuticals - 2.7%
Eli Lilly & Co.	1,296	949,424
Total Health Care		2,079,361

Industrials - 5.8%
Diversified Support Services - 3.4%
Copart, Inc. (a)	24,740	1,207,559

Human Resource & Employment Services - 2.4%
Paychex, Inc.	5,944	828,921
Total Industrials		2,036,480

Information Technology - 35.7%(b)
Application Software - 6.6%
Descartes Systems Group, Inc. (a)	10,333	1,032,783
Synopsys, Inc. (a)	2,146	1,295,154
		2,327,937
Semiconductor Materials & Equipment - 1.9%
ASML Holding NV	920	683,211

Semiconductors - 11.9%
NVIDIA Corp.	14,832	2,583,438
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,011	1,618,629
		4,202,067
Systems Software - 9.8%
Microsoft Corp.	6,823	3,457,146

Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	5,024	1,166,271
Canaan, Inc. - ADR (a)	1,037,460	772,908
		1,939,179
Total Information Technology		12,609,540
TOTAL COMMON STOCKS (Cost $26,651,031)		35,180,808

GURU FAVORITE STOCKS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 4.22%(c)	144,288	$144,288
TOTAL MONEY MARKET FUNDS (Cost $144,288)		144,288

TOTAL INVESTMENTS - 100.0% (Cost $26,795,319)		$35,325,096
Liabilities in Excess of Other Assets - (0.0)% (d)		(4,348)
TOTAL NET ASSETS - 100.0%		$35,320,748

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

GURU FAVORITE STOCKS ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Guru Favorite Stocks ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$35,180,808	$—	$—	$35,180,808
Money Market Funds	144,288	—	—	144,288
Total Investments	$35,325,096	$—	$—	$35,325,096

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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